Organization And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Changes In Provision For Doubtful Accounts

	Year ended December 31
	2010	2011	2012

Opening balance	$4,484	$5,641	$6,892
Additions during the year	2,024	2,217	2,895
Deductions during the year	(867)	(966)	(2,207)

Closing balance	$5,641	$6,892	$7,580

Schedule Of Depreciation Percentage Of Fixed Assets
%
Buildings	2- 5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the shorter
of the underlying lease or 10 years.

Schedule Of Depreciation Percentage Of Intangible Assets
Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relationship	8.3-33
Licenses	10

Computation Of Basic And Diluted Income Per Ordinary Share

	Year ended December 31
	2010	2011	2012
Income per Ordinary Share
Net income attributable to Ordinary Shares	$8,710	$4,335	$8,290
Weighted average number of Ordinary Shares
outstanding used in basic income per
Ordinary Share calculation	17,330,024	17,346,561	17,346,561
Add assumed exercise of outstanding
dilutive potential Ordinary Shares	50,653	-	-

Weighted average number of Ordinary Shares
outstanding used in diluted income per
Ordinary Share calculation	17,380,677	17,346,561	17,346,561

Basic income per Ordinary Share	0.50	0.25	0.48

Diluted income per Ordinary Share	0.50	0.25	0.48